Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 14,118
2027	14,118
2028	14,118
Total lease payments	42,354
Less: imputed interest	(15,273)
Total lease liabilities	$ 27,081	$ 33,414